CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 66,481,585	$ 48,496,365	$ 126,356,264
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,751,664	6,998,122	3,137,122
Stock-based compensation expenses	3,774,826	2,736,313	427,989
Deferred tax (benefit)/expense	(25,580,665)	9,437,344	(24,396,928)
Amortization of deferred charges	2,378,767	1,620,695	640,565
Share of loss/(income) in an equity investee	(2,234,635)	1,691,897	117,188
Exchange gains	(403,286)	(706,108)	0
Changes in unrecognized tax benefit	4,150,919	(2,228,532)	7,083,038
Loss on extinguishment of debt (Note 12)	0	9,848,931	0
Net realized gain on short-term investments	(603,078)	(3,128,014)	0
Unrealized gain on short-term investments	(49,443)	(122,033)	0
Proceeds from disposal of short-term investments	26,524,907	76,528,665	0
Purchase of short-term investments	(21,363,193)	(79,264,198)	0
Others	(38,195)	166,750	70,061
Changes in operating assets and liabilities:
Accounts receivable	(28,650,522)	(6,932,612)	(5,271,522)
Real estate properties held for sale	1,185,217	4,338,824	5,667,159
Real estate properties development completed	(9,357,412)	8,932,570	2,337,904
Real estate properties under development	(23,151,082)	(762,186,342)	13,062,014
Real estate properties held for lease	(9,197,390)	(11,052,625)	(37,843,406)
Advances to suppliers	(24,573,309)	(14,484,990)	(3,888,968)
Other receivables	(21,400,932)	(124,825,380)	18,068,583
Deposits for land use rights	(94,952,534)	(3,411,626)	(247,456,209)
Other deposits and prepayments	(114,766,016)	(48,556,579)	(50,252,524)
Other current assets	656,158	(138,513)	162,309
Amounts due from related party	62,518,780	(124,099,452)	(807,019)
Amounts due from employees	(316,946)	8,921	77,030
Other assets	(4,328,591)	(4,427,986)	(305,640)
Accounts payable	144,250,668	157,267,231	(54,094,569)
Customer deposits	(38,092,541)	32,027,383	23,156,867
Income tax payable	49,189,884	(58,549,759)	42,740,736
Other payables and accrued liabilities	38,869,980	842,663	(40,364,427)
Payroll and welfare payable	5,791,340	(1,142,361)	9,604,240
Accrued interest	0	0	(1,352,000)
Net cash used in operating activities	(4,535,075)	(884,314,436)	(213,324,143)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease and property and equipment	8,992	39,011	831,029
Purchase of property and equipment	(2,477,039)	(5,932,847)	(3,481,806)
Acquisition of subsidiary, net of cash acquired (Note 9)	0	(9,997,800)	(91,342,920)
Acquisition of other long-term investment	32,681,875	0	0
Interests in an equity investee	0	0	(5,967,905)
Proceeds from disposal of available-for-sale securities	6,284,380	0	0
Purchase of available-for-sale securities	(6,137,451)	0	0
Net cash used in investing activities	(35,002,993)	(15,891,636)	(99,961,602)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	48,400	1,080,530	5,060,918
Issuance of treasury shares	0	0	32,792,232
Purchase of shares under Restricted Stock Unit ("RSU") plan	(3,259,998)	(7,042,725)	0
Purchase of treasury shares (Note 19)	(3,349,172)	(17,610,787)	(5,767,159)
Dividends to shareholders	(14,751,703)	(15,288,919)	(14,724,740)
(Increase)/decrease in restricted cash	53,913,283	(177,026,061)	(98,268,476)
Repayments of short-term bank loans and current portion of long-term bank loans	(576,757,761)	(63,657,978)	(269,462,794)
Proceeds from short-term bank loans and current portion of long-term bank loans	584,233,410	483,446,420	80,831,640
Repayment of long-term bank loans	(38,540,493)	0	(8,070,189)
Proceeds from long-term bank loans	8,029,269	52,096,830	146,877,442
Repayment of other short-term debt	(169,096,413)	0	(29,200,000)
Proceeds from other short-term debt	8,511,026	162,802,592	0
Repayment of other long-term debt	(17,854,351)	(122,973,761)	(40,000,000)
Proceeds from other long-term debt	485,351,457	175,592,700	608,703,539
Capital lease payments	(3,966,658)	(2,765,286)	(5,274,409)
Repayment of mandatorily redeemable non-controlling interest	(4,408,069)	0	0
Proceeds from mandatorily redeemable non-controlling interest	1,284,683	6,910,970	0
Loss on extinguishment of debt (Note 12)	0	(9,848,931)	0
Deferred charges	(3,104,812)	(10,649,965)	(9,585,309)
Net cash provided by financing activities	306,282,098	455,065,629	393,912,695
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	266,744,030	(445,140,443)	80,626,950
Effect of exchange rate changes on cash and cash equivalents	(19,710,692)	(1,483,929)	10,287,380
Cash and cash equivalents, at beginning of year	140,494,754	587,119,126	496,204,796
CASH AND CASH EQUIVALENTS, AT END OF YEAR	387,528,092	140,494,754	587,119,126
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	55,564,648	94,316,553	63,850,859
Interest paid	187,209,963	141,052,901	32,710,830
SUPPLEMENTARY INFORMATION ON NON-CASH INVESTING ACTIVITIES
Purchase of property and equipment through capital lease	$ 0	$ 0	$ 29,391,862